Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 0	Taxes	UNITED STATES	snj:US-ND	Office of Natural Resources [Member]	Center Mine [Member]	Coal (Lignite) [Member]	Open Pit
#: 2
	1,876,332	Royalties	UNITED STATES	snj:US-ND	Office of Natural Resources [Member]	Center Mine [Member]	Coal (Lignite) [Member]	Open Pit
#: 4
	247,696	Taxes	UNITED STATES	snj:US-ND	Office of Surface Mining [Member]	Center Mine [Member]	Coal (Lignite) [Member]	Open Pit
#: 5
	$ 0	Royalties	UNITED STATES	snj:US-ND	Office of Surface Mining [Member]	Center Mine [Member]	Coal (Lignite) [Member]	Open Pit